UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09145

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Annual Report

November 30, 2015

California (CEV)    •    Massachusetts (MMV)    •    Michigan (EMI)     •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report November 30, 2015

Eaton Vance

Municipal Income Trusts

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Income Trust	4
Massachusetts Municipal Income Trust	5
Michigan Municipal Income Trust	6
New Jersey Municipal Income Trust	7
New York Municipal Income Trust	8
Ohio Municipal Income Trust	9
Pennsylvania Municipal Income Trust	10

Endnotes and Additional Disclosures	11

Financial Statements	12

Report of Independent Registered Public Accounting Firm	69

Federal Tax Information	70

Dividend Reinvestment Plan	71

Management and Organization	73

Important Notices	76

Eaton Vance

Municipal Income Trusts

November 30, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on December 1, 2014, municipal bonds were at the tail end of a rally that continued into the first two months of the period ended November 30, 2015. U.S. 10-year Treasury and municipal rates hit their low for the period around the end of January 2015.

From February through June, municipal returns turned negative as a flood of new issuance, along with modest outflows from municipal mutual funds, put downward pressure on bond prices. Beginning in July 2015, however, municipal returns turned positive again and remained positive through the end of the fiscal year. For the period as a whole, municipal bond prices generally ended close to where they began, with total return derived primarily from interest income.

Going into the period, investors anticipated rising interest rates, driven by what was expected to be the Federal Reserve Board’s (the Fed’s) first rate hike since 2006. But strong worldwide demand for U.S. Treasuries, fueled by concern about declining growth in the Eurozone, Japan and China, pushed Treasury rates down in the early months of the period, with municipal rates following.

Beginning in February 2015, however, rates in the short end of the yield curve began to creep upward, as investors believed the Fed was getting closer to a rate hike. Then in August 2015, China surprised the markets by devaluing its currency. Commodity prices continued to fall, as they had for most of the period, and the Fed decided not to take action at its September meeting. Against this backdrop, many asset classes experienced dramatic volatility in the closing months of the period. But the municipal market, which had low exposure to emerging markets and commodities, remained stable, continuing its steady rally. Even in the last month of the period, as expectations increased for a Fed rate hike in December, the municipal market overall delivered positive returns.

For the one-year period as a whole, the municipal yield curve flattened. For AAA-rated7 issues, interest rates rose modestly in the one- to six-year part of the curve, while rates were unchanged or declined slightly across the seven- to 30-year part of the curve.

Fund Performance

For the fiscal year ended November 30, 2015, the California, Massachusetts, Michigan, New York, Ohio and Pennsylvania Funds’ shares at net asset value (NAV) outperformed the 4.44% return of the Barclays Long (22+) Year Municipal Bond Index (the Index),2 while the New Jersey Fund at NAV underperformed the Index.

Each Fund’s overall strategy is to invest primarily in investment grade bonds of the Fund’s particular state. Management may hedge to various degrees against the greater potential risk of volatility caused by the use of leverage and by investing in bonds at the long end of the yield curve by using Treasury futures. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market.

In managing the Funds, management employs leverage through Residual Interest Bond (RIB) financing and Auction Preferred Shares (APS)6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period of positive performance by municipal bonds, the additional income derived from the use of leverage was the single largest contributor to performance versus the Index — which does not employ leverage — for all seven Funds.

In contrast, an overweight in bonds priced to a short call date detracted from performance versus the Index for all Funds. While these bonds generally had maturities of 10 years or longer, they were callable within the next 2–3 years. This increased the Funds’ exposure to the short end of the yield curve, where bond prices declined slightly during the period.

State-specific Results

Eaton Vance California Municipal Income Trust shares at NAV returned 5.28%, outperforming the 4.44% return of the Index. As noted earlier, leverage was the most significant contributor to Fund performance versus the Index. An overweight and security selection in local general obligation bonds — those issued by cities and towns — and an overweight and security selection in the housing sector helped performance relative to the Index as well.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trusts

November 30, 2015

Management’s Discussion of Fund Performance — continued

An overweight in bonds priced to a short call date detracted from results versus the Index, as mentioned above. Additional detractors from results relative to the Index included an overweight in prerefunded, or escrowed, bonds; security selection and an underweight in the transportation sector, which was the best-performing sector in the Index during the period; and security selection in zero coupon bonds, which were the strongest-performing coupon structure in the Index during the one-year period.

Eaton Vance Massachusetts Municipal Income Trust shares at NAV returned 5.21%, outperforming the 4.44% return of the Index. Contributors to performance versus the Index included leverage and security selection in the hospitals and health care sector. An overweight in bonds priced to a short call date detracted from results relative to the Index, as did an underweight in the transportation sector and an overweight in prerefunded bonds.

Eaton Vance Michigan Municipal Income Trust shares at NAV returned 6.44%, outperforming the 4.44% return of the Index. Leverage, security selection in the electric power sector, and security selection in water and sewer bonds all helped performance relative to the Index during the period. In contrast, an overweight in bonds priced to a short call date, an underweight and security selection in the transportation sector, and an underweight in bonds rated BBB and below detracted from results versus the Index.

Eaton Vance New Jersey Municipal Income Trust shares at NAV returned 4.08%, underperforming the 4.44% return of the Index. During the period, New Jersey was the worst-performing state in the Index, due to continuing investor concerns about the state’s finances. Detractors from the Fund’s performance relative to the Index included an overweight in bonds priced to a short call date, security selection in the transportation sector, and security selection in Puerto Rico bonds.

Leverage, an overweight and security selection in industrial development revenue (IDR) bonds, and an overweight in zero coupon bonds all contributed to Fund performance versus the Index.

Eaton Vance New York Municipal Income Trust shares at NAV returned 5.63%, outperforming the 4.44% return of the Index. Leverage aided performance relative to the Index, as did an overweight in zero coupon bonds and an overweight and security selection in IDR bonds. Detractors from performance versus the Index included an overweight in bonds priced to a short call date, an underweight and security selection in the transportation sector, and an underweight in the hospitals and health care sector.

Eaton Vance Ohio Municipal Income Trust shares at NAV returned 5.91%, outperforming the 4.44% return of the Index. Contributors to results versus the Index included leverage, an overweight in zero coupon bonds, and security selection in the electric power sector. Performance versus the Index was hurt by an overweight in bonds priced to a short call date, an underweight in bonds rated BBB and below, and an overweight in prerefunded bonds.

Eaton Vance Pennsylvania Municipal Income Trust shares at NAV returned 6.02%, outperforming the 4.44% return of the Index. Leverage, an overweight in the education sector, and security selection in IDR bonds all contributed to the Fund’s performance versus the Index. Detractors from performance relative to the Index included an overweight in bonds priced to a short call date, security selection in zero coupon bonds, and security selection in the hospitals and health care sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Income Trust

November 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.28%	9.19%	5.28%
Fund at Market Price	—	7.65	7.37	5.69
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	6.70%	5.19%

% Premium/Discount to NAV[4]
				–7.99%

Distributions[5]
Total Distributions per share for the period				$0.731
Distribution Rate at NAV				5.04%
Taxable-Equivalent Distribution Rate at NAV				10.27%
Distribution Rate at Market Price				5.47%
Taxable-Equivalent Distribution Rate at Market Price				11.15%

% Total Leverage[6]
Auction Preferred Shares (APS)				30.43%
Residual Interest Bond (RIB) Financing				7.62

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.21%	7.79%	5.64%
Fund at Market Price	—	10.75	5.84	5.15
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	6.70%	5.19%

% Premium/Discount to NAV[4]
				–7.46%

Distributions[5]
Total Distributions per share for the period				$0.686
Distribution Rate at NAV				4.53%
Taxable-Equivalent Distribution Rate at NAV				8.44%
Distribution Rate at Market Price				4.89%
Taxable-Equivalent Distribution Rate at Market Price				9.11%

% Total Leverage[6]
APS				31.60%
RIB Financing				3.02

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Michigan Municipal Income Trust

November 30, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	6.44%	9.10%	6.04%
Fund at Market Price	—	7.19	7.27	5.47
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	6.70%	5.19%

% Premium/Discount to NAV[4]
				–13.67%

Distributions[5]
Total Distributions per share for the period				$0.709
Distribution Rate at NAV				4.81%
Taxable-Equivalent Distribution Rate at NAV				8.88%
Distribution Rate at Market Price				5.57%
Taxable-Equivalent Distribution Rate at Market Price				10.28%

% Total Leverage[6]
APS				37.09%

Fund Profile

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	4.08%	7.20%	5.27%
Fund at Market Price	—	6.21	4.39	4.79
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	6.70%	5.19%

% Premium/Discount to NAV[4]
				–10.72%

Distributions[5]
Total Distributions per share for the period				$0.728
Distribution Rate at NAV				5.28%
Taxable-Equivalent Distribution Rate at NAV				10.25%
Distribution Rate at Market Price				5.91%
Taxable-Equivalent Distribution Rate at Market Price				11.47%

% Total Leverage[6]
APS				33.35%
RIB Financing				3.35

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New York Municipal Income Trust

November 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.63%	8.85%	5.60%
Fund at Market Price	—	6.13	7.24	5.47
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	6.70%	5.19%

% Premium/Discount to NAV[4]
				–5.45%

Distributions[5]
Total Distributions per share for the period				$0.813
Distribution Rate at NAV				5.51%
Taxable-Equivalent Distribution Rate at NAV				10.68%
Distribution Rate at Market Price				5.83%
Taxable-Equivalent Distribution Rate at Market Price				11.30%

% Total Leverage[6]
APS				25.72%
RIB Financing				13.64

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Ohio Municipal Income Trust

November 30, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.91%	8.99%	6.05%
Fund at Market Price	—	6.11	6.33	5.49
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	6.70%	5.19%

% Premium/Discount to NAV[4]
				–9.93%

Distributions[5]
Total Distributions per share for the period				$0.731
Distribution Rate at NAV				4.81%
Taxable-Equivalent Distribution Rate at NAV				8.95%
Distribution Rate at Market Price				5.34%
Taxable-Equivalent Distribution Rate at Market Price				9.93%

% Total Leverage[6]
APS				33.60%
RIB Financing				2.15

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	6.02%	7.33%	5.44%
Fund at Market Price	—	6.08	4.94	4.10
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	6.70%	5.19%

% Premium/Discount to NAV[4]
				–13.32%

Distributions[5]
Total Distributions per share for the period				$0.727
Distribution Rate at NAV				5.23%
Taxable-Equivalent Distribution Rate at NAV				9.53%
Distribution Rate at Market Price				6.04%
Taxable-Equivalent Distribution Rate at Market Price				11.01%

% Total Leverage[6]
APS				36.48%
RIB Financing				1.29

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Municipal Income Trusts

November 30, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for New York Municipal Income Trust.

[6]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 31, 2015, the Michigan Municipal Income Trust and the Ohio Municipal Income Trust are managed by Cynthia J. Clemson.

11

Eaton Vance

California Municipal Income Trust

November 30, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 157.3%

Security	Principal Amount (000’s omitted)	Value

Education — 15.5%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$3,135	$3,434,800
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	229,743
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	386,060
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	833,700
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,911,008
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	286,799
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,772,739
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	710,974
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	482,408
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	327,488
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	954,310
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	994,152
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,040,787
University of California, 5.25%, 5/15/39	1,045	1,174,507
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	234,415

		$15,773,890

Electric Utilities — 13.6%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$308,351
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,329,395
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,711,365
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,391,666
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,685,565
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,570,320
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,111,405
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	772,643
Vernon, Electric System Revenue, 5.125%, 8/1/21	900	993,519

		$13,874,229

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.9%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$787,980
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,705,307
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	400	441,300

		$2,934,587

General Obligations — 25.9%
California, 5.00%, 10/1/31	$1,885	$2,212,406
California, 5.50%, 11/1/35	1,600	1,905,744
California, 6.00%, 4/1/38	750	874,343
Escondido, 5.00%, 9/1/36	1,000	1,160,640
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,176,313
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,113,281
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,669,898
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	996,654
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,584,049
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,668,641
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,570,122
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,471,145

		$26,403,236

Hospital — 14.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,129,560
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	213,307
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	712,311
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,014,149
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,297,780
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,111,320
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,321,994
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	611,393
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	617,454

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	$1,900	$1,934,466
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,872,630
Washington Township Health Care District, 5.25%, 7/1/29	700	700,994

		$14,537,358

Insured – Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,492,975

		$1,492,975

Insured – Electric Utilities — 2.9%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$2,998,162

		$2,998,162

Insured – Escrowed / Prerefunded — 10.2%
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/34	$6,485	$2,444,067
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/35	4,825	1,719,582
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	5,130	4,095,689
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	2,005	2,150,362

		$10,409,700

Insured – General Obligations — 4.6%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,129,110
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,543,351

		$4,672,461

Insured – Hospital — 8.8%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,939,556
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	757,687
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,213,000

		$8,910,243

Insured – Lease Revenue / Certificates of Participation — 8.0%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,337,941

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$3,500	$3,804,535

		$8,142,476

Insured – Special Tax Revenue — 3.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$721,777
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	429,563
Successor Agency to Santa Rosa Redevelopment Agency, (BAM), 5.00%, 8/1/28	2,000	2,374,740

		$3,526,080

Insured – Transportation — 8.6%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,799,950
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,420,235
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	740	729,714
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,328,856
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,427,706

		$8,706,461

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,047,282

		$1,047,282

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$409,166

		$409,166

Senior Living / Life Care — 2.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$328,451
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(3)	175	177,009
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(3)	700	700,658
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	600	696,810

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	$535	$624,425

		$2,527,353

Special Tax Revenue — 17.0%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$862,778
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	293,849
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	471,026
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,615,583
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	279,547
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	553,445
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	273,931
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	379,987
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	270,492
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,740,584
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,500	1,770,765
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,463,300
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	556,804
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	829,291
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,898,800
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,577,573
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	916,296
Tustin Community Facilities District, 6.00%, 9/1/37	500	516,730

		$17,270,781

Transportation — 14.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	$2,000	$2,032,260
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	1,000	1,139,100
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,408,362

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	$1,500	$1,688,835
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,633,005
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,090,759
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,476,483

		$14,468,804

Water and Sewer — 1.9%
California Department of Water Resources, 5.00%, 12/1/29	$25	$27,561
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,900,413

		$1,927,974

Total Tax-Exempt Municipal Securities — 157.3% (identified cost $146,898,843)		$160,033,218

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,872,343

Total Taxable Municipal Securities — 1.8% (identified cost $1,750,000)		$1,872,343

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.7%
Dignity Health, 3.812%, 11/1/24	$720	$737,605

Total Corporate Bonds & Notes — 0.7% (identified cost $720,000)		$737,605

Total Investments — 159.8% (identified cost $149,368,843)		$162,643,166

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.1)%		$(49,975,548)

Other Assets, Less Liabilities — (10.7)%		$(10,935,521)

Net Assets Applicable to Common Shares — 100.0%		$101,732,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 30.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,003,485.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $1,574,477 or 1.5% of the Trust’s net assets applicable to common shares.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	38	Short	Mar-16	$(4,798,319)	$(4,804,625)	$(6,306)
U.S. Long Treasury Bond	29	Short	Mar-16	(4,453,711)	(4,466,000)	(12,289)

						$(18,595)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 149.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,187,714
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,299,909

		$2,487,623

Education — 24.3%
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	$1,665	$1,845,553
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,225,800
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	873,973
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,601,340
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,184,103
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,522,300
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	843,083

		$10,096,152

Escrowed / Prerefunded — 9.4%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$40	$44,432
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	693,575
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,128,597
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	443,539
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,589,733

		$3,899,876

General Obligations — 12.4%
Boston, 4.00%, 4/1/24	$300	$332,946
Danvers, 5.25%, 7/1/36	885	1,046,309
Lexington, 4.00%, 2/1/23	355	411,111
Newton, 5.00%, 4/1/36	750	840,113
Plymouth, 5.00%, 5/1/31	345	399,058
Plymouth, 5.00%, 5/1/32	315	364,357
Wayland, 5.00%, 2/1/33	510	590,677
Wayland, 5.00%, 2/1/36	770	889,481
Winchester, 5.00%, 4/15/36	245	283,281

		$5,157,333

Security	Principal Amount (000’s omitted)	Value

Hospital — 28.0%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,098,160
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	600	710,304
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	201,744
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	610,822
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,402,600
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	724,308
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	614,568
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,358,201
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	561,440
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,234,801
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,041,111
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	1,000,944
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,774
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	381,083

		$11,617,860

Housing — 5.1%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,104,074

		$2,104,074

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$806,384

		$806,384

Insured – Education — 7.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,274,790
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)(3)	1,365	1,753,083

		$3,027,873

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$527,538

		$527,538

Insured – General Obligations — 3.1%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,300,430

		$1,300,430

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$379,381

		$379,381

Insured – Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$732,568

		$732,568

Insured – Special Tax Revenue — 12.9%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$900	$1,093,068
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,402,595
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,273,890
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(2)	1,340	1,422,960
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	164,446

		$5,356,959

Insured – Student Loan — 2.1%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$235	$247,201
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	615	620,289

		$867,490

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$329,326

		$329,326

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$558,720

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$505	$563,408

		$1,122,128

Senior Living / Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$140,095
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	140,781
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	469,780

		$750,656

Special Tax Revenue — 8.5%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$100	$110,161
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	824,525
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,223,148
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	377,605

		$3,535,439

Transportation — 10.7%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,673,820
Massachusetts Port Authority, 5.00%, 7/1/28	500	570,600
Massachusetts Port Authority, 5.00%, 7/1/34	670	757,817
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,438,913

		$4,441,150

Water and Sewer — 8.2%
Boston Water and Sewer Commission, 5.00%, 11/1/29	$495	$560,498
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	254,039
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/26	1,005	1,155,006
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,407,316

		$3,376,859

Total Tax-Exempt Municipal Securities — 149.3% (identified cost $56,558,490)		$61,917,099

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.8%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$742,050

Total Taxable Municipal Securities — 1.8% (identified cost $734,987)		$742,050

Total Investments — 151.1% (identified cost $57,293,477)		$62,659,149

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.3)%		$(20,050,593)

Other Assets, Less Liabilities — (2.8)%		$(1,130,391)

Net Assets Applicable to Common Shares — 100.0%		$41,478,165

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 9.3% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $1,416,945 or 3.4% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $843,083.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	23	Short	Mar-16	$(3,532,254)	$(3,542,000)	$(9,746)

						$(9,746)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

18	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 154.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.3%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$672,858

		$672,858

Education — 7.0%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,115,620
Oakland University, 5.00%, 3/1/42	500	552,400
Wayne State University, 5.00%, 11/15/40	370	413,704

		$2,081,724

Electric Utilities — 9.2%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,295,319
Lansing Board of Water and Light, 5.50%, 7/1/41	500	589,590
Michigan Public Power Agency, 5.00%, 1/1/43	800	853,488

		$2,738,397

Escrowed / Prerefunded — 5.7%
Grand Valley State University, Prerefunded to 12/1/16, 5.625%, 12/1/29	$525	$552,352
Grand Valley State University, Prerefunded to 12/1/16, 5.75%, 12/1/34	525	553,009
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	586,605

		$1,691,966

General Obligations — 28.0%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$373,027
Comstock Park Public Schools, 5.125%, 5/1/31	275	305,767
Comstock Park Public Schools, 5.25%, 5/1/33	220	244,235
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	484,229
Jenison Public Schools, 5.00%, 5/1/28	500	556,630
Jenison Public Schools, 5.00%, 5/1/30	500	553,355
Kent County, 5.00%, 1/1/25	1,500	1,654,860
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,143,580
Lansing Community College, 5.00%, 5/1/30	1,005	1,163,056
Michigan, 5.50%, 11/1/25	270	303,944
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	415,009
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,114,720

		$8,312,412

Security	Principal Amount (000’s omitted)	Value

Hospital — 24.4%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,084,510
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	276,540
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	552,350
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,124,363
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	11,779
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	258,195
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,037,250
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	430,517
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,371,575
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,100,830

		$7,247,909

Housing — 0.5%
Michigan Housing Development Authority, 4.60%, 12/1/26	$135	$139,874

		$139,874

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$745,207

		$745,207

Insured – Education — 5.0%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$621,539
Ferris State University, (AGC), 5.25%, 10/1/38	500	546,930
Wayne State University, (AGM), 5.00%, 11/15/35	300	327,591

		$1,496,060

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$604,271
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	236,100
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	144,621

		$984,992

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 3.0%
Michigan Building Authority, (AGM), (FGIC), Prerefunded to 10/15/16, 0.00%, 10/15/29	$555	$290,559
Michigan Building Authority, (NPFG), Prerefunded to 10/15/16, 0.00%, 10/15/30	1,190	592,584

		$883,143

Insured – General Obligations — 28.4%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,159,278
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	553,270
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	157,265
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	252,038
Detroit School District, (AGM), 5.25%, 5/1/32	300	354,789
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,152,240
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,009,154
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	562,720
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,333,944
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,345,412
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	546,345

		$8,426,455

Insured – Lease Revenue / Certificates of Participation — 3.5%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$445	$230,394
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	1,610	791,959

		$1,022,353

Insured – Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$133,194

		$133,194

Insured – Transportation — 3.7%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,100,670

		$1,100,670

Insured – Water and Sewer — 7.2%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$566,345
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,097,350
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	475,266

		$2,138,961

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,050,910

		$1,050,910

Special Tax Revenue — 5.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$127,313
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	138,721
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,145,250
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	123,990

		$1,535,274

Water and Sewer — 11.2%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$808,155
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	927,386
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,309,175
Port Huron, Water Supply System, 5.25%, 10/1/31	250	273,593

		$3,318,309

Total Tax-Exempt Investments — 154.1% (identified cost $42,478,350)		$45,720,668

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.0)%		$(17,500,257)

Other Assets, Less Liabilities — 4.9%		$1,456,866

Net Assets Applicable to Common Shares — 100.0%		$29,677,277

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 15.0% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 154.2%

Security	Principal Amount (000’s omitted)	Value

Education — 22.3%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,434,097
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,944,468
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	700,705
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	428,553
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	699,558
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,358,018
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,722,930
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,171,317
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,430,781
Rutgers State University, 5.00%, 5/1/33	1,000	1,145,000
Rutgers State University, 5.00%, 5/1/39	1,900	2,109,456

		$14,144,883

Escrowed / Prerefunded — 3.0%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$815	$851,659
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	1,062,617

		$1,914,276

General Obligations — 6.6%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$1,850	$2,125,613
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,040,089

		$4,165,702

Hospital — 18.2%
Camden County Improvement Authority (Cooper Health System), 5.75%, 2/15/42	$650	$736,450
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,475,238
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,182,357
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	763,215

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	$265	$307,617
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	275,160
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,103,470
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,380	2,412,368
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	60	61,587
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,212,622

		$11,530,084

Housing — 1.4%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$415	$419,233
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	480	486,432

		$905,665

Industrial Development Revenue — 7.7%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,117,800
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,782
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	147,473
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	825,697
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	245,544
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,528,500

		$4,919,796

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$129,487
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	457,190
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	552,683

		$1,139,360

Insured – Escrowed / Prerefunded — 4.0%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,409,992

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$970	$1,100,028

		$2,510,020

Insured – Gas Utilities — 5.6%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,553,487

		$3,553,487

Insured – General Obligations — 4.9%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,118,358
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,130,670
Paterson, (BAM), 5.00%, 1/15/26	750	831,285

		$3,080,313

Insured – Hospital — 3.9%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$375	$396,398
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	500	528,530
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,547,849

		$2,472,777

Insured – Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,071,319

		$2,071,319

Insured – Lease Revenue / Certificates of Participation — 3.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$581,765
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	693,619
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,143,950

		$2,419,334

Insured – Special Tax Revenue — 13.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,071,165
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,919,958

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	$2,020	$1,311,202
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	300,617

		$8,602,942

Insured – Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,700	$1,830,577

		$1,830,577

Insured – Transportation — 6.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$941,621
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,634,475
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,289,040
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	352,501

		$4,217,637

Lease Revenue / Certificates of Participation — 5.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,100	$1,138,720
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	456,920
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,777,231

		$3,372,871

Other Revenue — 4.0%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,265,338
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	282,650

		$2,547,988

Senior Living / Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$484,344
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	799,291
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	712,817
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	233,006

		$2,229,458

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$102,841
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	178,385
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	461,707
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	214,215
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	563,590

		$1,520,738

Student Loan — 4.3%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.274%, 6/1/36(2)(3)(4)	$1,975	$1,962,743
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	752,787

		$2,715,530

Transportation — 22.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,179,303
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,201,554
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	1,980,980
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	270,970
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	581,712
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,947,256
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,400	2,737,032
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,995	2,172,675
South Jersey Transportation Authority, 5.00%, 11/1/39	400	425,116

		$14,496,598

Water and Sewer — 2.3%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,440,699

		$1,440,699

Total Tax-Exempt Municipal Securities — 154.2% (identified cost $90,648,882)		$97,802,054

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.6%
Atlantic City, 7.50%, 3/1/40	$1,000	$1,025,370

Total Taxable Municipal Securities — 1.6% (identified cost $972,662)		$1,025,370

Total Investments — 155.8% (identified cost $91,621,544)		$98,827,424

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.7)%		$(33,425,367)

Other Assets, Less Liabilities — (3.1)%		$(1,957,232)

Net Assets Applicable to Common Shares — 100.0%		$63,444,825

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 32.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.0% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $1,117,800 or 1.8% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $382,743.

(4)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2015.

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Mar-16	$(4,607,287)	$(4,620,000)	$(12,713)

						$(12,713)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 160.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,959,952
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,773,493

		$4,733,445

Cogeneration — 1.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$990	$990,158

		$990,158

Education — 27.5%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$341,732
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,644,304
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	358,657
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	569,762
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,100,380
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	843,153
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	576,198
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,256,600
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	250,595
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,184,980
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,533,702
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,796,500
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	372,037
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	468,496
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,840,923
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,274,240
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	300,121

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$735	$789,353
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,371,652

		$21,873,385

Electric Utilities — 4.7%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,663,246
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,042,286

		$3,705,532

Escrowed / Prerefunded — 5.2%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$955	$1,098,298
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	845	881,014
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	798,862
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,343,725

		$4,121,899

General Obligations — 5.9%
New York, 5.00%, 2/15/34(1)	$4,000	$4,624,120
New York City, 6.25%, 10/15/28	45	51,607

		$4,675,727

Hospital — 14.3%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$149,168
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,081,066
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	645	646,361
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,084,770
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,135,060
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,100,640
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	586,047
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	453,159

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	$835	$910,367
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	710	711,754
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	400,155
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	1,036,840
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	688,369
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,384,450

		$11,368,206

Housing — 11.5%
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	$2,620	$2,660,531
New York Housing Finance Agency, 3.80%, 11/1/35	650	662,318
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,043,440
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,692,174
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,546,095
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	535	550,900

		$9,155,458

Industrial Development Revenue — 6.0%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,108,180
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	1,000,700
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,170,571
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,350	1,360,071
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	100	101,514

		$4,741,036

Insured – Education — 7.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,487,762
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,631,280
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,467,471

		$5,586,513

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,580,615

		$1,580,615

Insured – General Obligations — 2.3%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,808,268

		$1,808,268

Insured – Other Revenue — 4.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,554,572
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,012,093

		$3,566,665

Insured – Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$368,330

		$368,330

Insured – Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,002,980

		$1,002,980

Other Revenue — 9.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,561,373
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	431,756
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	625	686,100
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,110,780
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,333,384
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,180,960

		$7,304,353

Senior Living / Life Care — 7.1%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$906,526
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	927,299

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	$280	$297,477
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	126,034
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	990,839
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	234,294
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	232,804
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,963,480

		$5,678,753

Special Tax Revenue — 21.0%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,696,635
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	2,100	2,475,186
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,161,570
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,119,970
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,732,383
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,925,020
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	614,313

		$16,725,077

Transportation — 16.8%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$840,197
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,689,525
New York Thruway Authority, 5.00%, 1/1/37	700	789,159
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,119,030
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,895,802
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,078,169
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	2,500	2,910,100
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,056,169

		$13,378,151

Water and Sewer — 6.1%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$318,146

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	$3,105	$3,459,343
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,091,270

		$4,868,759

Total Tax-Exempt Investments — 160.0% (identified cost $114,937,765)		$127,233,310

Miscellaneous — 0.9%

Security	Units	Value

Real Estate — 0.9%
CMS Liquidating Trust(2)(4)(5)	257	$698,276

Total Miscellaneous — 0.9% (identified cost $822,400)		$698,276

Total Investments — 160.9% (identified cost $115,760,165)		$127,931,586

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.4)%		$(33,725,493)

Other Assets, Less Liabilities — (18.5)%		$(14,688,556)

Net Assets Applicable to Common Shares — 100.0%		$79,517,537

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $4,392,431 or 5.5% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,289,529.

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Mar-16	$(4,453,711)	$(4,466,000)	$(12,289)

						$(12,289)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 150.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.4%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	$250	$283,975
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	239,196
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	875	940,083

		$1,463,254

Education — 18.3%
Miami University, 4.00%, 9/1/39	$500	$522,525
Miami University, 5.00%, 9/1/33	1,000	1,160,680
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	485,382
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,411,075
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	568,975
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,105,230
Ohio State University, 5.00%, 12/1/28	480	607,973
Ohio State University, 5.00%, 12/1/30	545	693,365
University of Cincinnati, 5.00%, 6/1/34	500	566,375
Wright State University, 5.00%, 5/1/31	750	825,675

		$7,947,255

Electric Utilities — 2.6%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$530,531
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	581,405

		$1,111,936

Escrowed / Prerefunded — 10.2%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$1,750	$1,988,192
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	65	72,352
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	482,865
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	750	813,083
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	189,002
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	195	204,752

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	$625	$656,256
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	26,116

		$4,432,618

General Obligations — 14.3%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$380,061
Barberton City School District, 4.50%, 12/1/33	900	954,117
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,122,027
Dayton City School District, 5.00%, 11/1/31	100	123,587
Huber Heights City School District, 4.75%, 12/1/25	595	679,645
Lakewood City School District, 5.00%, 11/1/39	400	449,376
Oregon City School District, 4.00%, 12/1/30	1,250	1,321,937
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,165,390

		$6,196,140

Hospital — 22.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,191,379
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	608,014
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	552,085
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	883,032
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	285,500
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	879,232
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	317,574
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	508,600
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	544,215
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	868,176
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	560,205
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,128,580
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	606,482

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	$565	$643,699
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	185,741
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	91,567
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	85,502

		$9,939,583

Housing — 5.9%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,581,125

		$2,581,125

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,693

		$556,693

Insured – Education — 11.5%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$844,470
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,104,490
Kent State University, (AGC), 5.00%, 5/1/29	465	514,783
Miami University, (AMBAC), 3.25%, 9/1/26	580	586,438
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,602,285
University of Akron, Series B, (AGM), 5.00%, 1/1/38	320	341,821

		$4,994,287

Insured – Electric Utilities — 10.8%
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$710	$475,544
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	750,540
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	628,259
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,201,730
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	297,375
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	191,832
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	144,621

		$4,689,901

Insured – Escrowed / Prerefunded — 4.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,149,850

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	$90	$99,045
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	561,255
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	195,431

		$2,005,581

Insured – General Obligations — 17.6%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$625,868
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	549,490
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,532,656
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,281,420
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,505,490
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,971,602
St. Marys City School District, (AGM), 5.00%, 12/1/35	150	162,026

		$7,628,552

Insured – Hospital — 1.4%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.453%, 2/1/29(1)(2)(3)	$485	$611,876

		$611,876

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$80,363

		$80,363

Insured – Transportation — 8.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$666,636
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	154,330
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,257,680
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,282,300
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	515,536

		$3,876,482

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$665,372

		$665,372

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 3.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,063,890
Summit County Port Authority, 5.00%, 12/1/31	445	509,601

		$1,573,491

Senior Living / Life Care — 3.8%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$701,317
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	397,807
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	251,027
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	316,396

		$1,666,547

Special Tax Revenue — 4.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$287,045
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	567,920
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	211,862
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	338,012
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	171,596
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	188,661
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	123,990

		$1,889,086

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$218,868

		$218,868

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$569,915
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	564,950

		$1,134,865

Total Tax-Exempt Investments — 150.2% (identified cost $58,421,388)		$65,263,875

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.3)%		$(22,725,662)

Other Assets, Less Liabilities — 2.1%		$906,336

Net Assets Applicable to Common Shares — 100.0%		$43,444,549

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 37.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 15.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $611,876 or 1.4% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2015.

(3)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 158.3%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$344,671
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	175	175,011

		$519,682

Education — 26.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,183,171
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	548,735
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,288,560
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	863,580
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	550,840
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	490,838
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	668,087
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	662,412
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	614,354
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	827,962
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	871,110
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	286,933
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	648,640

		$9,505,222

Escrowed / Prerefunded — 4.8%
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	$315	$348,759
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	243,577
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(2)	1,000	1,133,830
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	17,039

		$1,743,205

Security	Principal Amount (000’s omitted)	Value

General Obligations — 11.8%
Chester County, 5.00%, 7/15/27	$500	$563,380
Daniel Boone Area School District, 5.00%, 8/15/32	465	505,171
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,235,470
Philadelphia School District, 6.00%, 9/1/38	985	1,092,030
West York Area School District, 5.00%, 4/1/33	750	849,143

		$4,245,194

Hospital — 26.0%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$556,730
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	818,370
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	860,160
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	512,950
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	809,400
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,535,104
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,208,869
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	547,405
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	281,423
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	747,873
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	296,905
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,219,073

		$9,394,262

Housing — 1.7%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$135	$136,758
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	175	182,234
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	295	296,581

		$615,573

Industrial Development Revenue — 12.2%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(3)	$750	$755,310

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$219,996
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	808,072
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	284,608
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38	425	444,452
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,392,758
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	506,900

		$4,412,096

Insured – Education — 8.5%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$541,140
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,175,289
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	410,051
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	956,787

		$3,083,267

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,007,683

		$1,007,683

Insured – Escrowed / Prerefunded — 5.3%
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	$2,000	$1,914,280

		$1,914,280

Insured – General Obligations — 7.0%
Beaver County, (AGM), 5.55%, 11/15/31	$475	$512,454
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	25	27,345
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	847,095
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	841,680
Luzerne County, (AGM), 5.00%, 11/15/29	250	280,850

		$2,509,424

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$319,565
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,538,208

		$1,857,773

Insured – Industrial Development Revenue — 1.5%
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	$525	$525,278

		$525,278

Insured – Lease Revenue / Certificates of Participation — 5.0%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$550,415
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,254,296

		$1,804,711

Insured – Special Tax Revenue — 2.4%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$688,757
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	183,793

		$872,550

Insured – Transportation — 9.2%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$551,749
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,487
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,774,980

		$3,335,216

Insured – Water and Sewer — 1.6%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$566,375

		$566,375

Senior Living / Life Care — 1.4%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$109,095
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	202,104
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	203,068

		$514,267

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$123,990

		$123,990

Transportation — 17.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$517,336
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	317,077
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	483,422
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,578,405
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,095,480
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	823,642
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	467,810
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,087,438

		$6,370,610

Utilities — 1.9%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$669,768

		$669,768

Water and Sewer — 4.5%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$762,165
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	843,615

		$1,605,780

Total Tax-Exempt Municipal Securities — 158.3% (identified cost $52,859,526)		$57,196,206

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$7	$7,092

Total Taxable Municipal Securities — 0.0%(4) (identified cost $7,262)		$7,092

Total Investments — 158.3% (identified cost $52,866,788)		$57,203,298

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.6)%		$(21,175,627)

Other Assets, Less Liabilities — 0.3%		$98,402

Net Assets Applicable to Common Shares — 100.0%		$36,126,073

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2015, 30.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 14.8% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $755,310 or 2.1% of the Trust’s net assets applicable to common shares.

(4)	Amount is less than 0.05%.

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2015

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Mar-16	$(1,535,762)	$(1,540,000)	$(4,238)

						$(4,238)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statements of Assets and Liabilities

	November 30, 2015
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$149,368,843	$57,293,477	$42,478,350	$91,621,544
Unrealized appreciation	13,274,323	5,365,672	3,242,318	7,205,880
Investments, at value	$162,643,166	$62,659,149	$45,720,668	$98,827,424
Cash	$—	$16,728	$1,022,931	$—
Restricted cash*	183,000	94,000	—	123,000
Interest receivable	1,563,713	786,105	526,734	1,515,691
Receivable for investments sold	140,000	—	—	—
Deferred debt issuance costs	23,746	—	—	34
Total assets	$164,553,625	$63,555,982	$47,270,333	$100,466,149

Liabilities
Payable for floating rate notes issued	$12,510,000	$1,915,000	$—	$3,360,000
Payable for variation margin on open financial futures contracts	2,157	3,594	—	4,688
Due to custodian	129,736	—	—	84,050
Payable to affiliates:
Investment adviser fee	80,305	31,422	23,552	50,098
Administration fee	26,330	10,302	7,722	16,425
Trustees’ fees	1,548	657	513	1,003
Interest expense and fees payable	10,357	3,608	—	5,996
Accrued expenses	85,547	62,641	61,012	73,697
Total liabilities	$12,845,980	$2,027,224	$92,799	$3,595,957
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,975,548	$20,050,593	$17,500,257	$33,425,367
Net assets applicable to common shares	$101,732,097	$41,478,165	$29,677,277	$63,444,825

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,546	$27,370	$20,130	$45,982
Additional paid-in capital	104,121,642	39,547,365	27,794,999	66,055,890
Accumulated net realized loss	(15,857,076)	(3,584,013)	(1,485,253)	(9,980,225)
Accumulated undistributed net investment income	139,257	131,517	105,083	130,011
Net unrealized appreciation	13,255,728	5,355,926	3,242,318	7,193,167
Net assets applicable to common shares	$101,732,097	$41,478,165	$29,677,277	$63,444,825

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,254,575	2,737,021	2,012,994	4,598,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.02	$15.15	$14.74	$13.80

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statements of Assets and Liabilities — continued

	November 30, 2015
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$115,760,165	$58,421,388	$52,866,788
Unrealized appreciation	12,171,421	6,842,487	4,336,510
Investments, at value	$127,931,586	$65,263,875	$57,203,298
Cash	$1,623,366	$55,343	$108,480
Restricted cash*	121,250	—	41,000
Interest receivable	1,519,572	957,579	795,998
Receivable for investments sold	130,000	—	10,115
Total assets	$131,325,774	$66,276,797	$58,158,891

Liabilities
Payable for floating rate notes issued	$17,890,000	$—	$750,000
Payable for variation margin on open financial futures contracts	4,531	—	1,563
Payable to affiliates:
Investment adviser fee	61,966	33,015	28,995
Administration fee	20,317	10,825	9,506
Trustees’ fees	1,215	683	616
Interest expense and fees payable	26,000	—	1,198
Accrued expenses	78,715	62,063	65,313
Total liabilities	$18,082,744	$106,586	$857,191
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,725,493	$22,725,662	$21,175,627
Net assets applicable to common shares	$79,517,537	$43,444,549	$36,126,073

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,754	$28,572	$26,010
Additional paid-in capital	79,385,193	39,573,731	36,254,937
Accumulated net realized loss	(12,133,691)	(3,288,410)	(4,504,855)
Accumulated undistributed net investment income	52,149	288,169	17,709
Net unrealized appreciation	12,159,132	6,842,487	4,332,272
Net assets applicable to common shares	$79,517,537	$43,444,549	$36,126,073

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,475,356	2,857,157	2,601,014

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.52	$15.21	$13.89

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statements of Operations

	Year Ended November 30, 2015
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$6,995,135	$2,636,775	$2,058,939	$4,497,428
Total investment income	$6,995,135	$2,636,775	$2,058,939	$4,497,428

Expenses
Investment adviser fee	$989,477	$387,349	$292,217	$623,345
Administration fee	321,125	125,710	94,830	202,286
Trustees’ fees and expenses	9,101	3,857	3,031	5,902
Custodian fee	50,214	34,723	27,502	39,558
Transfer and dividend disbursing agent fees	18,513	18,539	18,144	18,080
Legal and accounting services	63,404	38,267	35,061	52,857
Printing and postage	14,696	8,939	8,218	11,300
Interest expense and fees	82,786	20,467	—	22,794
Preferred shares service fee	63,838	23,970	21,323	44,230
Miscellaneous	37,067	30,557	27,613	32,581
Total expenses	$1,650,221	$692,378	$527,939	$1,052,933
Deduct —
Reduction of custodian fee	$534	$268	$85	$48
Total expense reductions	$534	$268	$85	$48

Net expenses	$1,649,687	$692,110	$527,854	$1,052,885

Net investment income	$5,345,448	$1,944,665	$1,531,085	$3,444,543

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$404,445	$386,897	$57,070	$288,330
Financial futures contracts	(216,259)	(91,752)	—	(144,274)
Net realized gain	$188,186	$295,145	$57,070	$144,056
Change in unrealized appreciation (depreciation) —
Investments	$(663,042)	$(368,043)	$(38,140)	$(1,665,043)
Financial futures contracts	103,733	58,285	—	127,351
Net change in unrealized appreciation (depreciation)	$(559,309)	$(309,758)	$(38,140)	$(1,537,692)

Net realized and unrealized gain (loss)	$(371,123)	$(14,613)	$18,930	$(1,393,636)

Distributions to preferred shareholders
From net investment income	$(67,546)	$(27,241)	$(23,794)	$(45,378)

Net increase in net assets from operations	$4,906,779	$1,902,811	$1,526,221	$2,005,529

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statements of Operations — continued

	Year Ended November 30, 2015
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$5,789,257	$2,901,346	$2,641,295
Total investment income	$5,789,257	$2,901,346	$2,641,295

Expenses
Investment adviser fee	$764,998	$406,788	$361,560
Administration fee	248,273	132,018	117,332
Trustees’ fees and expenses	7,133	4,023	3,630
Custodian fee	43,008	29,759	29,363
Transfer and dividend disbursing agent fees	18,441	18,300	18,550
Legal and accounting services	51,010	38,896	48,133
Printing and postage	12,771	10,051	9,805
Interest expense and fees	109,660	—	4,196
Preferred shares service fee	43,142	25,772	26,376
Miscellaneous	34,604	33,575	31,120
Total expenses	$1,333,040	$699,182	$650,065
Deduct —
Reduction of custodian fee	$168	$120	$64
Total expense reductions	$168	$120	$64

Net expenses	$1,332,872	$699,062	$650,001

Net investment income	$4,456,385	$2,202,284	$1,991,294

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$377,960	$72,679	$(363,710)
Financial futures contracts	(116,269)	—	(62,545)
Net realized gain (loss)	$261,691	$72,679	$(426,255)
Change in unrealized appreciation (depreciation) —
Investments	$(635,453)	$1,772	$81,607
Financial futures contracts	73,751	—	75,799
Net change in unrealized appreciation (depreciation)	$(561,702)	$1,772	$157,406

Net realized and unrealized gain (loss)	$(300,011)	$74,451	$(268,849)

Distributions to preferred shareholders
From net investment income	$(45,772)	$(30,228)	$(28,676)

Net increase in net assets from operations	$4,110,602	$2,246,507	$1,693,769

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statements of Changes in Net Assets

	Year Ended November 30, 2015
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,345,448	$1,944,665	$1,531,085	$3,444,543
Net realized gain from investment transactions and financial futures contracts	188,186	295,145	57,070	144,056
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(559,309)	(309,758)	(38,140)	(1,537,692)
Distributions to preferred shareholders —
From net investment income	(67,546)	(27,241)	(23,794)	(45,378)
Net increase in net assets from operations	$4,906,779	$1,902,811	$1,526,221	$2,005,529
Distributions to common shareholders —
From net investment income	$(5,303,414)	$(1,877,746)	$(1,445,166)	$(3,369,196)
Total distributions to common shareholders	$(5,303,414)	$(1,877,746)	$(1,445,166)	$(3,369,196)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$—	$(73,752)	$(899,721)	$(815,196)
Net decrease in net assets from capital share transactions	$—	$(73,752)	$(899,721)	$(815,196)

Net decrease in net assets	$(396,635)	$(48,687)	$(818,666)	$(2,178,863)

Net Assets Applicable to Common Shares
At beginning of year	$102,128,732	$41,526,852	$30,495,943	$65,623,688
At end of year	$101,732,097	$41,478,165	$29,677,277	$63,444,825

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$139,257	$131,517	$105,083	$130,011

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2015
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,456,385	$2,202,284	$1,991,294
Net realized gain (loss) from investment transactions and financial futures contracts	261,691	72,679	(426,255)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(561,702)	1,772	157,406
Distributions to preferred shareholders —
From net investment income	(45,772)	(30,228)	(28,676)
Net increase in net assets from operations	$4,110,602	$2,246,507	$1,693,769
Distributions to common shareholders —
From net investment income	$(4,453,326)	$(2,088,662)	$(1,926,222)
Total distributions to common shareholders	$(4,453,326)	$(2,088,662)	$(1,926,222)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$—	$—	$(1,173,348)
Net decrease in net assets from capital share transactions	$—	$—	$(1,173,348)

Net increase (decrease) in net assets	$(342,724)	$157,845	$(1,405,801)

Net Assets Applicable to Common Shares
At beginning of year	$79,860,261	$43,286,704	$37,531,874
At end of year	$79,517,537	$43,444,549	$36,126,073

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$52,149	$288,169	$17,709

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2014
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,491,298	$1,995,611	$1,541,481	$3,498,590
Net realized gain (loss) from investment transactions and financial futures contracts	190,412	(481,678)	(14,891)	(1,785,074)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	10,744,348	4,299,848	3,570,928	6,935,251
Distributions to preferred shareholders —
From net investment income	(53,068)	(21,253)	(18,040)	(35,494)
Net increase in net assets from operations	$16,372,990	$5,792,528	$5,079,478	$8,613,273
Distributions to common shareholders —
From net investment income	$(5,495,357)	$(1,932,327)	$(1,498,117)	$(3,476,002)
Total distributions to common shareholders	$(5,495,357)	$(1,932,327)	$(1,498,117)	$(3,476,002)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$(82,187)	$(107,173)	$(413,033)	$(166,150)
Net decrease in net assets from capital share transactions	$(82,187)	$(107,173)	$(413,033)	$(166,150)

Net increase in net assets	$10,795,446	$3,753,028	$3,168,328	$4,971,121

Net Assets Applicable to Common Shares
At beginning of year	$91,333,286	$37,773,824	$27,327,615	$60,652,567
At end of year	$102,128,732	$41,526,852	$30,495,943	$65,623,688

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$152,020	$85,851	$55,164	$126,010

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2014
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,597,918	$2,215,414	$2,053,060
Net realized gain (loss) from investment transactions and financial futures contracts	(733,571)	60,926	(521,601)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	8,128,412	4,535,687	3,632,355
Distributions to preferred shareholders —
From net investment income	(36,042)	(24,712)	(22,445)
Net increase in net assets from operations	$11,956,717	$6,787,315	$5,141,369
Distributions to common shareholders —
From net investment income	$(4,717,654)	$(2,088,662)	$(2,078,009)
Total distributions to common shareholders	$(4,717,654)	$(2,088,662)	$(2,078,009)
Capital share transactions —
Reinvestment of distributions to common shareholders	$10,266	$—	$—
Cost of shares repurchased (See Note 6)	—	—	(267,513)

Net increase (decrease) in net assets from capital share transactions	$10,266	$—	$(267,513)

Net increase in net assets	$7,249,329	$4,698,653	$2,795,847

Net Assets Applicable to Common Shares
At beginning of year	$72,610,932	$38,588,051	$34,736,027
At end of year	$79,860,261	$43,286,704	$37,531,874

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$93,834	$227,302	$(2,840)

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Statement of Cash Flows*

Year Ended November 30, 2015
Cash Flows From Operating Activities	New York Trust
Net increase in net assets from operations	$4,110,602
Distributions to preferred shareholders	45,772
Net increase in net assets from operations excluding distributions to preferred shareholders	$4,156,374
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(8,821,526)
Investments sold	10,583,040
Net amortization/accretion of premium (discount)	(61,722)
Decrease in restricted cash	8,000
Decrease in interest receivable	150,122
Decrease in payable for variation margin on open financial futures contracts	(22,344)
Decrease in payable to affiliate for investment adviser fee	(1,892)
Decrease in payable to affiliate for administration fee	(117)
Increase in payable to affiliate for Trustees’ fees	218
Decrease in interest expense and fees payable	(1,550)
Increase in accrued expenses	13,951
Net change in unrealized (appreciation) depreciation from investments	635,453
Net realized gain from investments	(377,960)
Net cash provided by operating activities	$6,260,047

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(4,453,326)
Cash distributions paid to preferred shareholders	(45,542)
Repayment of secured borrowings	(1,425,000)
Net cash used in financing activities	$(5,923,868)

Net increase in cash	$336,179

Cash at beginning of year	$1,287,187

Cash at end of year	$1,623,366

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$111,210

*	Statement of Cash Flows is not required for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$14.080	$12.580	$14.660	$12.410	$12.390

Income (Loss) From Operations
Net investment income(1)	$0.737	$0.756	$0.756	$0.791	$0.926
Net realized and unrealized gain (loss)	(0.057)	1.507	(2.028)	2.316	0.002
Distributions to preferred shareholders
From net investment income(1)	(0.009)	(0.007)	(0.012)	(0.018)	(0.022)

Total income (loss) from operations	$0.671	$2.256	$(1.284)	$3.089	$0.906

Less Distributions to Common Shareholders
From net investment income	$(0.731)	$(0.757)	$(0.796)	$(0.839)	$(0.886)

Total distributions to common shareholders	$(0.731)	$(0.757)	$(0.796)	$(0.839)	$(0.886)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$—	$0.001	$—	$—	$—

Net asset value — End of year (Common shares)	$14.020	$14.080	$12.580	$14.660	$12.410

Market value — End of year (Common shares)	$12.900	$12.670	$11.060	$14.680	$12.770

Total Investment Return on Net Asset Value(2)	5.28%	19.06%	(8.69)%	25.59%	7.99%

Total Investment Return on Market Value(2)	7.65%	21.86%	(19.84)%	22.22%	11.04%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$101,732	$102,129	$91,333	$106,367	$89,862
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.54%	1.60%	1.66%	1.66%	1.83%
Interest and fee expense(5)	0.08%	0.09%	0.10%	0.11%	0.17%
Total expenses(4)	1.62%	1.69%	1.76%	1.77%	2.00%
Net investment income	5.26%	5.64%	5.64%	5.77%	7.81%
Portfolio Turnover	9%	11%	8%	17%	22%
Senior Securities:
Total preferred shares outstanding	1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(6)	$75,892	$76,091	$70,690	$78,210	$69,954
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.04%	1.06%	1.09%	1.11%	1.15%
Interest and fee expense	0.05%	0.06%	0.07%	0.07%	0.11%
Total expenses	1.09%	1.12%	1.16%	1.18%	1.26%
Net investment income	3.53%	3.73%	3.73%	3.84%	4.93%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$15.140	$13.730	$16.200	$13.970	$13.790

Income (Loss) From Operations
Net investment income(1)	$0.710	$0.726	$0.750	$0.771	$0.890
Net realized and unrealized gain (loss)	(0.008)	1.390	(2.432)	2.283	0.219
Distributions to preferred shareholders
From net investment income(1)	(0.010)	(0.008)	(0.012)	(0.019)	(0.023)

Total income (loss) from operations	$0.692	$2.108	$(1.694)	$3.035	$1.086

Less Distributions to Common Shareholders
From net investment income	$(0.686)	$(0.703)	$(0.776)	$(0.805)	$(0.906)

Total distributions to common shareholders	$(0.686)	$(0.703)	$(0.776)	$(0.805)	$(0.906)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.004	$0.005	$—	$—	$—

Net asset value — End of year (Common shares)	$15.150	$15.140	$13.730	$16.200	$13.970

Market value — End of year (Common shares)	$14.020	$13.310	$11.970	$16.350	$14.810

Total Investment Return on Net Asset Value(2)	5.21%	16.30%	(10.34)%	22.28%	8.49%

Total Investment Return on Market Value(2)	10.75%	17.27%	(22.55)%	16.41%	13.45%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$41,478	$41,527	$37,774	$44,549	$38,372
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.62%	1.68%	1.73%	1.73%	1.87%
Interest and fee expense(5)	0.05%	0.05%	0.08%	0.09%	0.11%
Total expenses(4)	1.67%	1.73%	1.81%	1.82%	1.98%
Net investment income	4.70%	4.96%	5.12%	5.06%	6.70%
Portfolio Turnover	10%	2%	1%	11%	15%
Senior Securities:
Total preferred shares outstanding	802	802	802	802	802
Asset coverage per preferred share(6)	$76,719	$76,780	$72,100	$80,548	$72,846
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.10%	1.12%	1.16%	1.17%	1.21%
Interest and fee expense	0.03%	0.04%	0.05%	0.06%	0.07%
Total expenses	1.13%	1.16%	1.21%	1.23%	1.28%
Net investment income	3.17%	3.31%	3.42%	3.42%	4.32%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$14.640	$12.910	$15.310	$13.400	$12.880

Income (Loss) From Operations
Net investment income(1)	$0.752	$0.730	$0.728	$0.760	$0.826
Net realized and unrealized gain (loss)	0.002	1.685	(2.365)	1.944	0.558
Distributions to preferred shareholders
From net investment income(1)	(0.012)	(0.009)	(0.014)	(0.021)	(0.025)

Total income (loss) from operations	$0.742	$2.406	$(1.651)	$2.683	$1.359

Less Distributions to Common Shareholders
From net investment income	$(0.709)	$(0.709)	$(0.749)	$(0.773)	$(0.839)

Total distributions to common shareholders	$(0.709)	$(0.709)	$(0.749)	$(0.773)	$(0.839)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.067	$0.033	$—	$—	$—

Net asset value — End of year (Common shares)	$14.740	$14.640	$12.910	$15.310	$13.400
Market value — End of year (Common shares)	$12.730	$12.550	$11.000	$14.690	$12.470

Total Investment Return on Net Asset Value(2)	6.44%	20.18%	(10.49)%	20.92%	11.66%

Total Investment Return on Market Value(2)	7.19%	20.91%	(20.51)%	24.67%	10.60%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$29,677	$30,496	$27,328	$32,391	$28,366
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses(4)	1.77%	1.87%	1.91%	1.89%	2.04%
Net investment income	5.12%	5.24%	5.26%	5.26%	6.49%
Portfolio Turnover	4%	26%	11%	14%	18%
Senior Securities:
Total preferred shares outstanding	700	700	700	700	700
Asset coverage per preferred share(5)	$67,396	$68,566	$64,040	$71,273	$65,524
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2015	2014	2013	2012	2011
Expenses	1.11%	1.17%	1.20%	1.20%	1.24%
Net investment income	3.23%	3.29%	3.29%	3.35%	3.93%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$14.060	$12.960	$14.790	$13.020	$13.260

Income (Loss) From Operations
Net investment income(1)	$0.745	$0.748	$0.762	$0.802	$0.890
Net realized and unrealized gain (loss)	(0.293)	1.098	(1.792)	1.783	(0.185)
Distributions to preferred shareholders
From net investment income(1)	(0.010)	(0.008)	(0.012)	(0.018)	(0.022)

Total income (loss) from operations	$0.442	$1.838	$(1.042)	$2.567	$0.683

Less Distributions to Common Shareholders
From net investment income	$(0.728)	$(0.743)	$(0.788)	$(0.797)	$(0.923)

Total distributions to common shareholders	$(0.728)	$(0.743)	$(0.788)	$(0.797)	$(0.923)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.026	$0.005	$—	$—	$—

Net asset value — End of year (Common shares)	$13.800	$14.060	$12.960	$14.790	$13.020

Market value — End of year (Common shares)	$12.320	$12.300	$11.440	$16.380	$13.370

Total Investment Return on Net Asset Value(2)	4.08%	15.20%	(6.96)%	20.18%	5.64%

Total Investment Return on Market Value(2)	6.21%	14.17%	(25.85)%	29.62%	6.39%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$63,445	$65,624	$60,653	$69,135	$60,734
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.60%	1.64%	1.70%	1.71%	1.81%
Interest and fee expense(5)	0.04%	0.04%	0.08%	0.11%	0.15%
Total expenses(4)	1.64%	1.68%	1.78%	1.82%	1.96%
Net investment income	5.36%	5.47%	5.55%	5.70%	6.96%
Portfolio Turnover	8%	6%	16%	14%	11%
Senior Securities:
Total preferred shares outstanding	1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(6)	$72,453	$74,083	$70,365	$76,709	$70,427
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.06%	1.07%	1.12%	1.14%	1.16%
Interest and fee expense	0.02%	0.03%	0.05%	0.07%	0.09%
Total expenses	1.08%	1.10%	1.17%	1.21%	1.25%
Net investment income	3.53%	3.59%	3.65%	3.78%	4.46%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$14.590	$13.260	$15.540	$13.310	$13.110

Income (Loss) From Operations
Net investment income(1)	$0.814	$0.840	$0.845	$0.856	$0.950
Net realized and unrealized gain (loss)	(0.063)	1.359	(2.232)	2.300	0.179
Distributions to preferred shareholders
From net investment income(1)	(0.008)	(0.007)	(0.010)	(0.016)	(0.019)

Total income (loss) from operations	$0.743	$2.192	$(1.397)	$3.140	$1.110

Less Distributions to Common Shareholders
From net investment income	$(0.813)	$(0.862)	$(0.883)	$(0.910)	$(0.910)

Total distributions to common shareholders	$(0.813)	$(0.862)	$(0.883)	$(0.910)	$(0.910)

Net asset value — End of year (Common shares)	$14.520	$14.590	$13.260	$15.540	$13.310

Market value — End of year (Common shares)	$13.730	$13.730	$12.100	$16.150	$13.450

Total Investment Return on Net Asset Value(2)	5.63%	17.25%	(8.99)%	24.30%	9.06%

Total Investment Return on Market Value(2)	6.13%	20.92%	(20.09)%	27.89%	8.18%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$79,518	$79,860	$72,611	$85,001	$72,678
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.53%	1.60%	1.65%	1.66%	1.78%
Interest and fee expense(5)	0.14%	0.15%	0.16%	0.18%	0.22%
Total expenses(4)	1.67%	1.75%	1.81%	1.84%	2.00%
Net investment income	5.60%	5.96%	5.97%	5.90%	7.40%
Portfolio Turnover	7%	4%	10%	17%	13%
Senior Securities:
Total preferred shares outstanding	1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(6)	$83,946	$84,200	$78,826	$88,010	$78,877
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.08%	1.11%	1.15%	1.16%	1.20%
Interest and fee expense	0.10%	0.11%	0.11%	0.13%	0.15%
Total expenses	1.18%	1.22%	1.26%	1.29%	1.35%
Net investment income	3.93%	4.15%	4.16%	4.14%	5.00%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$15.150	$13.510	$15.850	$13.440	$13.170

Income (Loss) From Operations
Net investment income(1)	$0.771	$0.775	$0.764	$0.786	$0.851
Net realized and unrealized gain (loss)	0.031	1.605	(2.352)	2.475	0.305
Distributions to preferred shareholders
From net investment income(1)	(0.011)	(0.009)	(0.013)	(0.020)	(0.025)

Total income (loss) from operations	$0.791	$2.371	$(1.601)	$3.241	$1.131

Less Distributions to Common Shareholders
From net investment income	$(0.731)	$(0.731)	$(0.739)	$(0.831)	$(0.861)

Total distributions to common shareholders	$(0.731)	$(0.731)	$(0.739)	$(0.831)	$(0.861)

Net asset value — End of year (Common shares)	$15.210	$15.150	$13.510	$15.850	$13.440

Market value — End of year (Common shares)	$13.700	$13.620	$11.840	$16.800	$13.320

Total Investment Return on Net Asset Value(2)	5.91%	18.49%	(10.01)%	24.71%	9.21%

Total Investment Return on Market Value(2)	6.11%	21.55%	(25.59)%	33.34%	6.25%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$43,445	$43,287	$38,588	$45,284	$38,379
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.61%	1.70%	1.76%	1.76%	1.93%
Interest and fee expense(5)	—	—	—	—	0.01%
Total expenses(4)	1.61%	1.70%	1.76%	1.76%	1.94%
Net investment income	5.09%	5.36%	5.33%	5.31%	6.64%
Portfolio Turnover	1%	9%	10%	11%	11%
Senior Securities:
Total preferred shares outstanding	909	909	909	909	909
Asset coverage per preferred share(6)	$72,795	$72,621	$67,451	$74,818	$67,221
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.06%	1.10%	1.13%	1.15%	1.19%
Interest and fee expense	—	—	—	—	0.01%
Total expenses	1.06%	1.10%	1.13%	1.15%	1.20%
Net investment income	3.34%	3.46%	3.43%	3.45%	4.09%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$13.910	$12.770	$14.780	$13.250	$13.330

Income (Loss) From Operations
Net investment income(1)	$0.752	$0.755	$0.750	$0.786	$0.873
Net realized and unrealized gain (loss)	(0.099)	1.143	(1.960)	1.591	(0.062)
Distributions to preferred shareholders
From net investment income(1)	(0.011)	(0.008)	(0.013)	(0.020)	(0.024)

Total income (loss) from operations	$0.642	$1.890	$(1.223)	$2.357	$0.787

Less Distributions to Common Shareholders
From net investment income	$(0.727)	$(0.764)	$(0.787)	$(0.827)	$(0.867)

Total distributions to common shareholders	$(0.727)	$(0.764)	$(0.787)	$(0.827)	$(0.867)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.065	$0.014	$—	$—	$—

Net asset value — End of year (Common shares)	$13.890	$13.910	$12.770	$14.780	$13.250

Market value — End of year (Common shares)	$12.040	$12.050	$10.950	$15.100	$13.660

Total Investment Return on Net Asset Value(2)	6.02%	16.07%	(8.07)%	18.20%	6.53%

Total Investment Return on Market Value(2)	6.08%	17.26%	(22.84)%	17.23%	13.15%

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$36,126	$37,532	$34,736	$40,188	$36,011
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.76%	1.79%	1.85%	1.85%	1.93%
Interest and fee expense(5)	0.01%	0.04%	0.05%	0.04%	0.05%
Total expenses(4)	1.77%	1.83%	1.90%	1.89%	1.98%
Net investment income	5.42%	5.61%	5.53%	5.57%	6.71%
Portfolio Turnover	3%	4%	11%	15%	8%
Senior Securities:
Total preferred shares outstanding	847	847	847	847	847
Asset coverage per preferred share(6)	$67,653	$69,312	$66,011	$72,448	$67,516
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.11%	1.14%	1.18%	1.20%	1.21%
Interest and fee expense	0.01%	0.02%	0.03%	0.02%	0.03%
Total expenses	1.12%	1.16%	1.21%	1.22%	1.24%
Net investment income	3.44%	3.55%	3.51%	3.59%	4.19%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that a Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of November 30, 2015, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust

59

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at November 30, 2015. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At November 30, 2015, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$12,510,000	$1,915,000	$3,360,000	$17,890,000	$750,000
Interest Rate or Range of Interest Rates (%)	0.01 - 0.02	0.03 - 0.13	0.04 - 0.19	0.01 - 0.04	0.02
Collateral for Floating Rate Notes Outstanding	$15,753,706	$3,176,043	$4,663,948	$26,022,780	$1,133,830

For the year ended November 30, 2015, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$14,270,548	$3,107,110	$3,454,685	$18,502,945	$750,000
Average Interest Rate	0.58%	0.66%	0.66%	0.59%	0.56%

In certain circumstances, the Trusts may enter into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2015.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior

60

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Trusts to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain their leverage.

As of November 30, 2015, the Trusts’ investments in residual interest bonds that were required to be compliant with the Volcker Rule by July 21, 2015, if any, were restructured by the required compliance date. Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at November 30, 2015, and the amount of dividends

61

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at November 30, 2015	0.13%	0.15%	0.13%	0.13%	0.13%	0.18%	0.15%
Dividends Accrued to APS Shareholders	$67,546	$27,241	$23,794	$45,378	$45,772	$30,228	$28,676
Average APS Dividend Rates	0.14%	0.14%	0.14%	0.14%	0.14%	0.13%	0.13%
Dividend Rate Ranges (%)	0.09 - 0.24	0.09 - 0.23	0.08 - 0.24	0.09 - 0.24	0.09 - 0.24	0.08 - 0.21	0.09 - 0.21

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates as of November 30, 2015.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2015 and November 30, 2014 was as follows:

	Year Ended November 30, 2015
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$5,240,514	$1,888,936	$1,468,960	$3,360,768	$4,483,288	$2,118,890	$1,949,908
Ordinary income	$130,446	$16,051	$—	$53,806	$15,810	$—	$4,990

	Year Ended November 30, 2014
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$5,545,696	$1,943,544	$1,516,157	$3,476,757	$4,753,696	$2,113,374	$2,099,764
Ordinary income	$2,729	$10,036	$—	$34,739	$—	$—	$690

During the year ended November 30, 2015, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount, investments in partnerships and premium amortization.

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Change in:
Accumulated net realized loss	$(12,749)	$(5,988)	$12,206	$25,968	$(1,028)	$22,527	$15,847
Accumulated undistributed net investment income	$12,749	$5,988	$(12,206)	$(25,968)	$1,028	$(22,527)	$(15,847)

These reclassifications had no effect on the net assets or net asset value per share of the Trusts.

62

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

As of November 30, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Undistributed tax-exempt income	$139,805	$132,110	$105,340	$130,378	$52,642	$288,831	$18,336
Capital loss carryforwards and deferred capital losses	$(16,257,261)	$(3,711,375)	$(1,532,420)	$(10,073,870)	$(11,783,709)	$(3,374,675)	$(4,584,388)
Net unrealized appreciation	$13,655,913	$5,483,288	$3,289,485	$7,286,812	$11,809,150	$6,928,752	$4,411,805
Other temporary differences	$(548)	$(593)	$(257)	$(367)	$(493)	$(662)	$(627)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, residual interest bonds, futures contracts, accretion of market discount, premium amortization, investments in partnerships and the timing of recognizing distributions to shareholders.

At November 30, 2015, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
November 30, 2016	$6,517,352	$692,532	$517,712	$—	$2,354,581	$736,482	$800,874
November 30, 2017	4,084,290	991,790	337,540	2,795,679	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforwards	$16,257,261	$3,464,403	$1,234,638	$8,446,139	$9,805,308	$2,787,606	$2,855,161
Deferred capital losses:
Short-term	$—	$246,972	$32,669	$787,927	$603,929	$292,073	$302,251
Long-term	$—	$—	$265,113	$839,804	$1,374,472	$294,996	$1,426,976

During the year ended November 30, 2015, capital loss carryforwards of $171,993 were utilized to offset net realized gains by California Trust.

The cost and unrealized appreciation (depreciation) of investments of each Trust at November 30, 2015, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$136,477,253	$55,260,861	$42,431,183	$88,180,612	$98,232,436	$58,335,123	$52,041,493
Gross unrealized appreciation	$14,042,782	$5,589,660	$3,419,659	$8,131,220	$12,130,259	$7,031,477	$4,511,007
Gross unrealized depreciation	(386,869)	(106,372)	(130,174)	(844,408)	(321,109)	(102,725)	(99,202)

Net unrealized appreciation	$13,655,913	$5,483,288	$3,289,485	$7,286,812	$11,809,150	$6,928,752	$4,411,805

63

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.610% (0.625% prior to May 1, 2015) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2015, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$989,477	$387,349	$292,217	$623,345	$764,998	$406,788	$361,560
Administration Fee	$321,125	$125,710	$94,830	$202,286	$248,273	$132,018	$117,332

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2015 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$14,813,064	$6,249,656	$1,635,960	$8,211,957	$8,821,526	$1,201,009	$1,454,577
Sales	$17,033,483	$9,221,587	$2,983,467	$9,980,111	$10,457,673	$744,167	$2,776,369

6  Common Shares of Beneficial Interest

Each Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trusts for the year ended November 30, 2015. For the year ended November 30, 2014, the New York Trust issued 720 common shares pursuant to its dividend reinvestment plan and no common shares were issued by the other Trusts.

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Trusts to purchase a specific amount of shares. During years ended November 30, 2015 and November 30, 2014, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year Ended November 30, 2015
	Massachusetts Trust	Michigan Trust	New Jersey Trust	Pennsylvania Trust

Common shares repurchased	5,500	70,300	67,600	97,400
Cost, including brokerage commissions, of common shares repurchased	$73,752	$899,721	$815,196	$1,173,348
Average price per share	$13.41	$12.80	$12.06	$12.05
Weighted average discount per share to NAV	11.78%	13.21%	12.73%	12.85%

64

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

	Year Ended November 30, 2014
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	Pennsylvania Trust

Common shares repurchased	6,500	8,000	33,000	13,400	22,000
Cost, including brokerage commissions, of common shares repurchased	$82,187	$107,173	$413,033	$166,150	$267,513
Average price per share	$12.64	$13.40	$12.52	$12.40	$12.16
Weighted average discount per share to NAV	10.80%	11.94%	14.29%	12.19%	12.66%

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At November 30, 2015, California Trust and New Jersey Trust had a payment due to SSBT pursuant to the foregoing arrangement of $129,736 and $84,050, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at November 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at November 30, 2015. The Trusts’ average overdraft advances during the year ended November 30, 2015 were not significant.

8  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2015 is included in the Portfolio of Investments. At November 30, 2015, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2015 were as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Liability Derivative:
Futures Contracts	$(18,595	)(1)	$(9,746	)(1)	$(12,713	)(1)	$(12,289	)(1)	$(4,238	)(1)

Total	$(18,595)		$(9,746)		$(12,713)		$(12,289)		$(4,238)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2015 was as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(216,259	)(1)	$(91,752	)(1)	$(144,274	)(1)	$(116,269	)(1)	$(62,545	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$103,733	(2)	$58,285	(2)	$127,351	(2)	$73,751	(2)	$75,799	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

65

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

The average notional amount of futures contracts outstanding during the year ended November 30, 2015, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Notional Amount:
Futures Contracts — Short	$9,701,000	$3,869,000	$6,509,000	$4,882,000	$3,130,000

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$160,033,218	$—	$160,033,218
Taxable Municipal Securities	—	1,872,343	—	1,872,343
Corporate Bonds & Notes	—	737,605	—	737,605

Total Investments	$—	$162,643,166	$—	$162,643,166

Liability Description
Futures Contracts	$(18,595)	$—	$—	$(18,595)

Total	$(18,595)	$—	$—	$(18,595)

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$61,917,099	$—	$61,917,099
Taxable Municipal Securities	—	742,050	—	742,050

Total Investments	$—	$62,659,149	$—	$62,659,149

Liability Description
Futures Contracts	$(9,746)	$—	$—	$(9,746)

Total	$(9,746)	$—	$—	$(9,746)

66

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$45,720,668	$—	$45,720,668

Total Investments	$—	$45,720,668	$—	$45,720,668

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$97,802,054	$—	$97,802,054
Taxable Municipal Securities	—	1,025,370	—	1,025,370

Total Investments	$—	$98,827,424	$—	$98,827,424

Liability Description
Futures Contracts	$(12,713)	$—	$—	$(12,713)

Total	$(12,713)	$—	$—	$(12,713)

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$127,233,310	$—	$127,233,310
Miscellaneous	—	—	698,276	698,276

Total Investments	$—	$127,233,310	$698,276	$127,931,586

Liability Description
Futures Contracts	$(12,289)	$—	$—	$(12,289)

Total	$(12,289)	$—	$—	$(12,289)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,263,875	$—	$65,263,875

Total Investments	$—	$65,263,875	$—	$65,263,875

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$57,196,206	$—	$57,196,206
Taxable Municipal Securities	—	7,092	—	7,092

Total Investments	$—	$57,203,298	$—	$57,203,298

Liability Description
Futures Contracts	$(4,238)	$—	$—	$(4,238)

Total	$(4,238)	$—	$—	$(4,238)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

67

Eaton Vance

Municipal Income Trusts

November 30, 2015

Notes to Financial Statements — continued

California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the year ended November 30, 2015 is not presented.

At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

10  Subsequent Event

On December 21, 2015, each Trust commenced a tender offer to purchase for cash up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share, plus any accrued but unpaid dividends. Each Trust’s tender offer is conditional upon the Trust’s issuance of new preferred shares with an aggregate liquidation preference at least equal to the aggregate liquidation preference of the tendered APS and certain other conditions as set forth in the offer documents. Each Trust’s tender offer is scheduled to expire on February 3, 2016, but may be extended.

68

Eaton Vance

Municipal Income Trusts

November 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively the “Trusts”), including the portfolios of investments, as of November 30, 2015, and the related statements of operations for the year then ended, the statement of cash flows of Eaton Vance New York Municipal Income Trust for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2015, the results of their operations for the year then ended, the cash flows of Eaton Vance New York Municipal Income Trust for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 19, 2016

69

Eaton Vance

Municipal Income Trusts

November 30, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended November 30, 2015, the Trusts designate the following percentages of distributions from net investment income as exempt-interest dividends:

Eaton Vance California Municipal Income Trust	97.57%
Eaton Vance Massachusetts Municipal Income Trust	99.16%
Eaton Vance Michigan Municipal Income Trust	100.00%
Eaton Vance New Jersey Municipal Income Trust	98.42%
Eaton Vance New York Municipal Income Trust	99.65%
Eaton Vance Ohio Municipal Income Trust	100.00%
Eaton Vance Pennsylvania Municipal Income Trust	99.74%

70

Eaton Vance

Municipal Income Trusts

November 30, 2015

Dividend Reinvestment Plan

Each Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, LLC, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

71

Eaton Vance

Municipal Income Trusts

November 30, 2015

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2015, Trust records indicate that there are 18, 26, 11, 34, 23, 25 and 22 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,352, 1,134, 1,226, 1,788, 2,130, 1,490 and 1,560 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

72

Eaton Vance

Municipal Income Trusts

November 30, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary and EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2016. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2016. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Class I Trustee	Until 2018. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Class I Trustee	Until 2018. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Class I Trustee	Until 2018. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

73

Eaton Vance

Municipal Income Trusts

November 30, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park(A) 1947	Vice-Chairperson of the Board and Class III Trustee	Until 2017(3). Trustee since 2003 and Vice-Chairperson since 2016.

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee	Until 2017. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(4) 1957	Class I Trustee	Until 2018. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Class III Trustee	Until 2017. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairperson of the Board and Class II Trustee	Until 2016. Trustee since 2005 and Chairperson since 2007.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

74

Eaton Vance

Municipal Income Trusts

November 30, 2015

Management and Organization — continued

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Due to a lack of quorum of APS, the Trusts were unable to act on election of Mr. Park. Accordingly, Mr. Park will remain in office and continue to serve as Trustee of the Trusts.
(4)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

(A)	APS Trustee.

75

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

76

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

147 11.30.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2014 and November 30, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	11/30/14	11/30/15
Audit Fees	$35,980	$37,080
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,880	$10,691
All Other Fees(3)	$0	$0

Total	$46,860	$47,771

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended November 30, 2014 and November 30, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	11/30/14	11/30/15
Registrant	$10,880	$10,691
Eaton Vance(1)	$99,750	$53,934

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Cynthia E. Frost and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser to the Funds. Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Income Trust (“CEV”), Eaton Vance Massachusetts Municipal Income Trust (“MMV”) and Eaton Vance New York Municipal Income Trust (“EVY”), Cynthia J. Clemson, portfolio manager of Eaton Vance Michigan Municipal Income Trust (“EMI”) and Eaton Vance Ohio Municipal Income Trust (“EVO”), and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Income Trust (“EVJ”) and Eaton Vance Pennsylvania Municipal Income Trust (“EVP”), are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon is a Vice President of EVM, has been a portfolio manager of CEV since January 2014, of MMV since February 2010, of EVY since November 2005, and is Co-Director of the Municipal Investments Group. Ms. Clemson is a Vice President of EVM, has been a portfolio manager of EMI and EVO since July 2015, and is Co-Director of the Municipal Investments Group. Mr. Weigold is a Vice President of EVM, has been a portfolio manager of EVJ since February 2010 and of EVP since October 2007. Messrs. Brandon and Weigold and Ms. Clemson have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing of this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	17	$6,030.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Cynthia J. Clemson
Registered Investment Companies	13	$4,632.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Adam A. Weigold
Registered Investment Companies	16	$2,543.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund
California Municipal Income Trust
Craig R. Brandon	None
Massachusetts Municipal Income Trust
Craig R. Brandon	None
Michigan Municipal Income Trust
Cynthia J. Clemson	None
New Jersey Municipal Income Trust
Adam A. Weigold	None

Dollar Range of Equity Securities Owned in the Fund
New York Municipal Income Trust
Craig R. Brandon	None
Ohio Municipal Income
Cynthia J. Clemson	None
Pennsylvania Municipal Income Trust
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: January 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: January 14, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: January 14, 2016